     As filed with the Securities and Exchange Commission on April 6, 1999


                                                              File No. 333-69365
                                                               File No. 811-9165

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

                           Pre-Effective Amendment No. 2                   [ X ]

                           Post-Effective Amendment No.                    [   ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

                           Amendment No. 2                                 [ X ]

                            KELMOORE STRATEGIC TRUST
               (Exact Name of Registrant as Specified on Charter)

                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                    (Address of Principal Executive Offices)

                                 (800) 486-3717
                         (Registrant's Telephone Number)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                        2471 E. Bayshore Road, Suite 501
                           Palo Alto, California 94303
                     (Name and Address of Agent for Service)

Copies to:

 Andre W. Brewster, Esq.                      Ms. Sandra L. Adams
 Howard Rice Nemerovski Canady Falk & Rabkin  First Data Investor Services Group
 Three Embarcadero Center, 7th Floor          3200 Horizon Drive
 San Francisco, CA  94111-4065                King of Prussia, PA  19406-0903

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of the Kelmoore Strategic Trust.

Registrant has previously registered an indefinite number of shares of beneficial interest of Kelmoore Strategic Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant will file a notice pursuant to Rule 24f-2 within ninety days after its fiscal year end.

[OUTSIDE FRONT COVER]

                                   PROSPECTUS


                                 April 7, 1999





                      KELMOORE STRATEGY COVERED OPTION FUND







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

         SUMMARY


                  What is the Fund?                                            1
                  What is the Fund's Primary Goal?                             1
                  What is the Fund's Main Strategy?                            1
                  What are the Fund's Main Risks?                              2
                  Who may want to invest in the Fund?                          2
                  Risk/Return Bar Chart and Table                              2


         FEES AND EXPENSES OF THE FUND

                  Shareholder Fees                                             3
                  Annual Fund Operating Expenses                               3
                  Example                                                      3


         MAIN STRATEGY                                                         4


        OTHER STRATEGIES

         MAIN RISKS                                                            5

         MANAGEMENT OF THE FUND

                  Investment Adviser                                           6
                  Portfolio Manager                                            6
                  Distribution Plan                                            6

         YOUR INVESTMENT

                  How to Buy Shares                                            7
                  How to Sell Shares                                           8
                  Transaction Policies                                         9

         SHAREHOLDER SERVICES                                                 10

         DISTRIBUTIONS AND TAXES                                              11

         FOR MORE INFORMATION

                  Shareholder Reports                                 Back Cover
                  Statement of Additional Information                 Back Cover

                      KELMOORE STRATEGY COVERED OPTION FUND

                                     SUMMARY

WHAT IS THE FUND?

Kelmoore Strategy Covered Option Fund (the "Fund") is a diversified series of Kelmoore Strategic Trust, an open-end management investment company, commonly known as a mutual fund.

WHAT IS THE FUND'S PRIMARY GOAL?

The Fund's primary goal is to maximize realized gains from writing covered options on common stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

WHAT IS THE FUND'S MAIN STRATEGY?

The Fund's main strategy is to purchase the common stocks of a limited number of large companies and to continually sell or "write" the related covered call options against substantially all the shares of stock it owns.

When the Fund purchases a stock, it simultaneously writes covered call options on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

To maximize premiums generated, Kelmoore Investment Company, Inc. (the "Adviser") writes as many covered call options on the stocks the Fund owns as it can. The Adviser writes options of the duration and exercise price which provide the Fund with the highest expected return. To assist the Adviser in selecting which options to write, the Adviser utilizes an in-house computer program called "OPTRACKER(TM)".

The Options Clearing Corporation (the "OCC") sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. Option periods usually range from 30 days to 120 days but can have longer durations. Exercise prices are set below, equal to or above the current market price of the underlying stock. The premium the Fund receives for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.


The Fund will typically hold no more than forty common stocks, though this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund will tend to have most of the following characteristics:


- -        Considered to be industry leaders
- -        Have strong financial fundamentals
- -        Are widely-held and have a high daily trading volume
- -        Are multi-national corporations
   - -     Have relatively stable prices and dividends

The stocks selected will also usually fall into one of the following five industry sectors:

SECTOR                                 EXAMPLES
-----------------------------        -----------------------------------------
       Advanced Manufacturing        Boeing, General Motors, Kodak
       Consumer Goods                Gillette, Home Depot, Merck
       Finance                       Allstate, American Express, Merrill Lynch
       Resources                     Amoco, Exxon, Mobil
       Technology                    Hewlett-Packard, IBM, Intel, Microsoft

The Adviser generally seeks over time to maintain a balance of the Fund's assets invested among the five sectors. The specific companies mentioned above are examples only and may or may not be included in the Fund's portfolio.

WHAT ARE THE FUND'S MAIN RISKS?

As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. If the net asset value of your shares declines below the price you paid, you will lose money. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

         Risks of investing in stocks:

         - stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions

         - selection risk, or the risk that the stocks or sectors selected by the Fund will underperform the stock market as a whole or certain sectors of the stock market

         -        risk of reduction in the amount of dividends a stock pays

         Risks of writing covered call options:

         -        risk of limiting gains on stocks in a rising market

         -        risk of unanticipated exercise of the option

         -        lack of liquid options market

         -        decreases in option premiums



         Other risks:

         - lack of liquidity in connection with purchases and sales of portfolio securities

         - payment to the Adviser of brokerage commissions on stocks and options

         -        relatively higher cost of options trades

         -        taxable income to the investor

         -        forced liquidation of securities underlying the options

         - lack of prior operating history of the Fund, and of the Adviser as a fund adviser

         -        adverse effects of year 2000 issues on the Fund


WHO MAY WANT TO INVEST IN THE FUND?
The Fund may be appropriate for you if you:

         - are seeking to maximize short-term capital gains and are willing to assume more risk to increase the level of those gains


         - can accept the risks of investing in a portfolio of common stocks and their related options

         - are seeking a disciplined and continual reinvestment of premiums generated from writing options

         - can tolerate performance which can vary substantially from year to year

         -        are prepared to receive taxable distributions of income

         -        have a longer-term investment horizon

YOU SHOULD NOT INVEST IN THIS FUND IF YOU ARE SEEKING CAPITAL APPRECIATION OR PREDICTABLE LEVELS OF INCOME OR ARE INVESTING FOR A SHORT PERIOD OF TIME.

RISK/RETURN BAR CHART AND TABLE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. The Fund's annual returns will also be compared to the returns of a benchmark index.

                          FEES AND EXPENSES OF THE FUND

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES

(fees paid directly from your investment):

         Maximum Sales Charge (Load) imposed on Purchases ................None
         Maximum Deferred Sales Charge (Load).............................None
         Maximum Sales Charge (Load) imposed on Reinvested Dividends .....None
         Redemption Fees (as a percentage of amount redeemed).............None*


*If you redeem your shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions not made directly through the Fund's principal distributor may be made through broker-dealers, financial advisors or other nominees who may charge a commission or other transaction fee for their services.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees .........................................................1.00%
Distribution and Service (12b-1) Fees....................................1.00
Other Expenses...........................................................1.00*
                                                                         ----
Total Annual Fund Operating Expenses.....................................3.00%
                                                                         ====

* "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.


EXAMPLE

This example is designed so that you may compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

         -        YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED;

         -        YOU REDEEM ALL OF YOUR SHARES AT THE END OF THE TIME PERIODS;

         -        YOUR INVESTMENT HAS A HYPOTHETICAL 5% RETURN EACH YEAR;

         -        ALL DISTRIBUTIONS ARE REINVESTED; AND

         -        THE FUND'S OPERATING EXPENSES REMAIN THE SAME.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                        1 YEAR                     3 YEARS
                         $302                       $927

                                  MAIN STRATEGY

To generate option premiums, the Fund purchases the common stocks of a limited number of large companies and simultaneously writes covered call options on these stocks. As the options the Fund writes are exercised or expire, and the proceeds or underlying stock become available for reinvestment or cover, the Fund repeats the process. The fundamentals of selling covered call options are as follows:

The Fund Sells the Option

Selling a call option is selling the right to an option buyer to purchase a specified number of shares (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund owns, and has segregated, the shares of stock on which the option is based. This eliminates certain risks associated with selling uncovered, or "naked," options.

The Fund Collects a Premium

For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer, regardless of what happens to the stock price.

If the Option is Exercised

The buyer of the option may elect to purchase the stock (exercise, or "call", the option) at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund will realize a gain on the sale of the stock; if the exercise price and premium are lower, the Fund will realize a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.

If the Option Expires

If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised, or
b) the stock is sold because it no longer meets the Adviser's investment criteria, a corporate event such as a merger or reorganization has occurred or it is used to fund redemptions.

Other Features

The Fund generally will not sell naked call options. The call options written by the Fund are listed for trading on one or more domestic securities exchanges and are issued by the OCC. If a dividend is declared on stock underlying a covered call option written by the Fund, the dividend is paid to the Fund and not the owner of the covered call option.

To decrease the risks of volatile or reduced premiums, the Adviser seeks to select underlying common stocks of larger companies which have high trading volumes and relatively stable prices and dividends. To reduce stock selection risk, the companies the Adviser selects generally are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally invests across five industry sectors.

To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser seeks, when practical, to hold portfolio stocks and to enter into closing purchase transactions before call options the Fund writes are exercised. It may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.

TEMPORARY DEFENSIVE POSITION

The Fund may, from time to time, take a temporary defensive position that is inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund takes a temporary defensive position, it may not achieve its stated investment objective. A principal defensive investment position would be the purchase of cash equivalents.


OTHER STRATEGIES


SECURED PUT OPTIONS

The Fund may also write secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. Secured put option writing entails the Fund's sale of a put option to a third party for a premium and the Fund's concurrent deposit of liquid assets into a segregated account equal to the option's exercise price. A put option gives the buyer the right to put (sell) the stock underlying the option to the Fund at the exercise price at any time during a specified time period.


The Fund will generally not sell naked put options. The Fund will only write secured put options in circumstances where it desires to acquire the security underlying the option at the exercise price specified in the option. Put options written by the Fund are listed for trading on one or more domestic securities exchanges and are issued by the OCC.

When the Fund writes secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price significantly greater than the current market price of the stock. While the Fund's gain on a put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks the entire loss in the value of the stock, potentially to zero.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, including money market mutual funds. In making such investments, the Fund seeks to acquire interests in portfolios of securities that are more diversified or with more specialized characteristics than in those that could be efficiently acquired directly by the Fund. By investing in shares of other investment companies, the Fund indirectly pays a portion of the operating expenses and brokerage costs of such companies as well as its own operating expenses.

                                   MAIN RISKS

INVESTING IN EQUITY SECURITIES

Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which the Fund invests, and therefore the Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund which invests in equity securities, there is also the risk that the securities or sectors selected by the Fund will underperform the stock market or certain sectors of the market or that the amount of any dividends paid on the securities will be reduced.

WRITING COVERED CALL OPTIONS


When the Fund writes covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below its prevailing market price. The purchaser of the call option may exercise the call at any time during the option period (the time between when the call is written and when it expires). Alternatively, if the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it wrote the option.


There is no assurance that a liquid market will be available at all times for the Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

LACK OF LIQUIDITY

The Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Adviser will seek generally to hold the underlying stocks in the Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.

BROKERAGE COMMISSIONS

It is anticipated that the Fund will place substantially all of its transactions, both in stocks and options, with the Adviser in its capacity as a broker-dealer. As the level of option writing increases, the level of commissions paid by the Fund to the Adviser increases. Because the Adviser receives compensation based on the amount of transactions completed, there is an incentive on the part of the Adviser to effect as many transactions as possible. While the Fund does not intend to trade the stocks in its portfolio actively, it is in the interest of the Fund to write as many options as possible, thereby maximizing the premiums it receives. In practice, the number of options written at any time will be limited to the value of the stocks and other assets in the Fund's portfolio used to cover or secure those options. Brokerage commissions are often greater in relation to options premiums than in relation to the price of the underlying stocks.

TAX CONSEQUENCES

The Fund expects to generate a high level of premiums. Income from these premiums is typically in the form of short-term capital gains and will usually be taxable as ordinary income to the investor. Because the Fund will have no control over the exercise of options, shareholder redemptions and corporate events (such as mergers or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

LACK OF OPERATING HISTORY

The Fund has no operating history, and the Adviser has not previously acted as an investment adviser for a mutual fund.

YEAR 2000 ISSUES

Like all mutual funds, the Fund's operations depend heavily on the functioning of computer systems, including those used by its Adviser, custodian, fund accounting agent, and transfer agent. The failure of these computer systems to properly process data containing dates occurring after December 31, 1999 (the "Year 2000 problem") could adversely affect the Fund. While the Adviser and other service providers have advised the Fund that they are taking steps they believe are reasonably designed to address the Year 2000 problem, there is no assurance that these steps will be sufficient. In addition, there is no assurance that the Year 2000 problem will not have an adverse effect on the companies whose securities are held by the Fund or the securities markets and their participants generally.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER


Kelmoore Investment Company, Inc. serves as the investment adviser to the Fund and is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio and for the management of the Fund's business affairs. The Adviser is a registered investment adviser and broker-dealer that was established in 1992 by Ralph M. Kelmon, Jr., who is the principal shareholder. The Adviser offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds using the same investment strategy that the Fund employs. The Adviser has not previously advised or managed a mutual fund. The Adviser's principal address is 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303.



The Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily undertaken to waive all or a portion of its fee and to reimburse certain expenses of the Fund so that the total operating expenses of the Fund for the initial fiscal year will not exceed 3.00%. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation.

PORTFOLIO MANAGER

The primary portfolio manager for the Fund is Matthew Kelmon. Mr. Kelmon has been Vice President of Trading for the Adviser from 1994 to present. Mr. Kelmon manages the day-to-day trading activities of the Adviser and is responsible for designing and implementing the in-house software system (OPTRACKER(TM)) used in the investment process. Mr. Kelmon has been responsible for the day-to-day management and implementation of the Kelmoore Strategy for private accounts and limited partnerships from 1994 to present. Mr. Kelmon also heads up the equity selection committee of the Adviser. Previously, Mr. Kelmon was an account executive with M.L. Stern & Co., Inc., a bond dealer, from 1993 to 1994.

DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan permits the Fund to reimburse the Adviser, as the Fund's distributor, an annual fee not to exceed 0.75% of the average daily net assets of the Fund. In addition, the distribution plan permits the Fund to reimburse the Adviser, as the Fund's distributor, for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Fund.

                                 YOUR INVESTMENT

                                HOW TO BUY SHARES

You can purchase shares of the Fund through broker-dealers or directly through the Adviser. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. No share certificates will be issued in connection with the purchase of Fund shares.

PURCHASE AMOUNTS

              MINIMUM INITIAL INVESTMENT:      $1,000

              MINIMUM ADDITIONAL INVESTMENTS:  $1,000

TO OPEN AN ACCOUNT

BY MAIL

Complete the application.  Mail the application and your check to:

First Data Investor Services Group
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903

Please make check payable to "Kelmoore Strategy Covered Option Fund."

Please make sure your check is for at least $1,000.

BY WIRE

To make a same-day wire investment, call toll-free (877) 328-9456 by 4:00 p.m. Eastern time. An account number will be assigned to you.

Call your bank with instructions to transmit funds to:

UMB Bank, NA, ABA #10-10-00695
For:  First Data Investor Services Group
Account #98-7037-071-9
Fund - Kelmoore Strategy Covered Option Fund
Name(s) of account registration

Your bank may charge a wire fee. Please make sure your wire is for at least $1,000. Male your completed application to First Data Investor Services Group at the address under "To Open an Account - By Mail".

TO ADD TO AN ACCOUNT

BY MAIL

Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

First Data Investor Services Group
P.O. Box 412797
Kansas City, Missouri  64141-2797

Please make check payable to "Kelmoore Strategy Covered Option Fund."

Please make sure your additional investment is for at least $1,000.

BY WIRE

Call toll-free (877) 328-9456. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Follow the instructions under "To Open an Account - By Wire." Your bank may charge a wire fee. Please make sure your wire is for at least $1,000.

PURCHASE PRICE

You pay no sales charge to invest in the Fund. Shares of the Fund are sold at the net asset value per share ("NAV") next determined after receipt of the request in good order by First Data Investor Services Group ("Investor Services Group"). The NAV multiplied by the number of Fund shares you own equals the value of your investment.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to:

         -        reject any purchase order
         -        suspend the offering of shares
         -        vary the initial and subsequent investment minimums
         -        waive the minimum investment requirement for any investor


                               HOW TO SELL SHARES

GENERAL


You may "redeem", that is, sell your shares on any day the New York Stock Exchange is open, either directly through the Adviser or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order by Investor Services Group.


BY MAIL

To redeem your shares by mail, write a letter of instruction that includes:

         - The name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

         - Include all signatures and any additional documents that may be required.

         -        Mail your request to:

                           First Data Investor Services Group
                           P.O. Box 61503
                           King of Prussia, PA 19406-0903

         - A check will be mailed to the name(s) and address in which the account is registered within seven days.

BY TELEPHONE


Call toll-free (877) 328-9456. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the bank account designated on the form. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent request in writing to add this service to your account. The Fund and Investor Services Group reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. Investor Services Group has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or Investor Services Group. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.


BY WIRE

In the case of redemption proceeds that are wired to a bank, the Fund will transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your signature-guaranteed letter of instruction. The Fund and Investor Services Group will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, Investor Services Group charges a fee (currently $9.00) for each wire redemption.

SELLING RECENTLY PURCHASED SHARES

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear.

                              TRANSACTION POLICIES

TIMING OF PURCHASE OR SALE REQUESTS

All requests received in good order by Investor Services Group before the close of the New York Stock Exchange ("NYSE"), typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

STOCK EXCHANGE CLOSINGS

The NYSE is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DETERMINATION OF NAV

The NAV for the Fund is calculated at the close of regular trading hours of the NYSE, which is normally 4:00 p.m. Eastern time. The Fund calculates NAV by adding up the total value of the Fund's investments and other assets, subtracting liabilities, and then dividing that figure by the number of the Fund's outstanding shares. The Fund's investments are valued based on market value, or where market quotations are not readily available, on fair value as determined in good faith by or at the direction of the Fund's Trustees.

INVESTMENTS THROUGH NOMINEES

If you invest through a nominee, such as a broker-dealer or financial advisor (rather than directly), the policies and fees may be different than those described here. Nominees may charge transaction fees and set different minimum investments or limitations on buying or selling shares. It is the responsibility of the nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged fees if you purchase or redeem shares of the Fund directly through the Fund's principal distributor.



REDEMPTION POLICIES

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the Securities and Exchange Commission ("SEC") has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds. The Fund reserves the right to reject any third party check. The Fund reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect fund operations. Large redemptions are considered to exceed $250,000 or 1% of the Fund's assets.

ACCOUNT MINIMUM

You must keep at least $1,000 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $1,000 we may redeem your shares and send you a check for the redemption proceeds.

SIGNATURE GUARANTEES

The Fund may require additional documentation, or signature guarantees, on any redemption over $10,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call toll-free (877) 328-9456 for information on obtaining a signature guarantee.

OTHER DOCUMENTS

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Investor Services Group toll-free at (877) 328-9456.

                              SHAREHOLDER SERVICES

TELEPHONE INFORMATION

         Your Account:     If you have questions about your account, including
                           purchases, redemptions and distributions, call
                           Investor Services Group from Monday through Friday,
                           9:00 a.m. to 7:00 p.m., Eastern time. Call toll-free
                           (877) 328-9456.

         The Fund:         If you have questions about the Fund, call the Fund's
                           telephone representatives Monday through Friday, 9:00
                           a.m. to 5:00 p.m., Pacific time. Call toll-free (877)
                           328-9456.

ACCOUNT STATEMENTS

The Fund provides you with these helpful services and information about your account:

         -        a statement after every transaction;

         - an annual account statement reflecting all transactions for the year;

         - tax information which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary; and

         - financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Fund provides the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

INTEGRATED VOICE RESPONSE SYSTEM

You may obtain access to account information by calling toll-free (877) 328-9456. The system provides share price and price change information for the Fund and gives account balances and information on the most recent transactions and allows sales of shares.

SYSTEMATIC WITHDRAWAL PLAN

Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (877) 328-9456 to request a form to start the Systematic Withdrawal Plan.

RETIREMENT PLANS

Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. An IRA application and further details about the procedures to be followed by IRAs and other retirement plans are available by calling toll-free (877) 328-9456.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund passes along to your account your share of investment earnings in the form of dividends and distributions. The Fund will distribute at least annually any net realized long-term capital gains obtained through Fund investment transactions. The Fund will pay quarterly distributions from net investment income and any net realized short-term capital gain. Net investment income consists of dividend and interest accrued on portfolio investments less accrued expenses. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis.

Under limited circumstances, certain distributions from the Fund may be treated as a return of capital. If your distributions are reinvested, you are largely unaffected by such returns of capital. If you received your distributions in cash, a return of capital is equivalent to a partial redemption of your investment.

Unless you elect otherwise, all dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. They will be credited to your account in the Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date. All distributions the Fund pays to you will be taxable when paid, regardless of whether they are taken in cash or reinvested in shares of the Fund. To change your dividend election, you must notify Investor Services Group in writing at least fifteen days prior to the applicable dividend record date.

TAXES

The Fund intends to qualify as a regulated investment company. This status exempts the Fund from paying federal income tax on the income or capital gains it distributes to its shareholders.

Your investment in the Fund will be subject to the following tax consequences:

         - Dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income

         - Distributions from long-term capital gains, if any, are taxable as long-term capital gain

         - Dividends and distributions may also be subject to state and local taxes

         - Certain dividends paid to you in January will be taxable as if they had been paid the previous December

If you purchase shares shortly before a record date for a dividend or distribution, a portion of your investment will be returned as a taxable distribution.


Due to the nature of the Fund's principal investment strategy, the Fund anticipates that a majority of its distributions will be in the form of ordinary income. The Fund may at times realize short-term capital gains on some portfolio securities, while at the same time seeking to avoid realizing losses on other securities held in the portfolio. As a result, the Fund's shareholders may receive taxable distributions from a net realized short-term capital gain at times when the Fund has unrealized losses in its portfolio which could have been used to offset such gain. Similarly, the Fund may at times continue to pay taxable distributions from a new realized short-term gain which could have been retained by the Fund and offset by a capital loss carryforward available to the Fund.

The Fund will generally realize short-term capital gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A short-term capital gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

You must provide the Fund with your correct taxpayer identification number and certify that you are not subject to backup withholding. If you do not, the Fund will be required to withhold 31% of your taxable distributions and redemptions.

After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of the Fund's dividends and other distributions paid during the year. You should keep all of your Fund statements for accurate tax-accounting purposes.

You should consult your tax advisor concerning federal, state and local taxation of Fund dividends and distributions in your particular circumstances.

[OUTSIDE BACK COVER]

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(877) 328-9456

CUSTODIAN
The Bank of New York
48 Wall Street
New York, NY  10286

COUNSEL
Howard Rice Nemerovski Canady Falk & Rabkin, A Professional Corporation Three Embarcadero Center
Seventh Floor
San Francisco, CA  94111-4065

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

ADDITIONAL INFORMATION

Shareholder Reports:

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year will be included.

Statement of Additional Information (SAI):

The SAI contains additional information about the Fund. It is incorporated by reference into this prospectus.

To request a free copy of the current annual report, semi-annual report or SAI, or to request other information about the Fund, please write or call:

                             Kelmoore Investment Company, Inc.
                             2471 E. Bayshore Road, Suite 501
                             Palo Alto, CA  94303
                             (877) 328-9456

Information about the Fund (including the SAI) may be obtained in person at the SEC's Public Reference Room in Washington, DC. Call (800) SEC-0330 for information on the operation of the Public Reference Room. You may also request copies by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Room, Washington, DC 20549-6009. You may also visit the SEC's Internet site (www.sec.gov) to view reports and other information about the Fund.


The Trust's SEC file number: 811-9165.

                       STATEMENT OF ADDITIONAL INFORMATION

                            KELMOORE STRATEGIC TRUST

                     KELMOORE STRATEGY COVERED OPTION FUND


                                 April 7, 1999


                             Principal Distributor:
                        Kelmoore Investment Company, Inc.

                             2471 East Bayshore Road
                                    Suite 501

                               Palo Alto, CA 94303

                            Toll-free (877) 328-9456



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus dated April 7, 1999. The information in this Statement of Additional Information expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the Distributor at the telephone number or address above.

                                TABLE OF CONTENTS

                                                                            PAGE

Kelmoore Strategy Covered Option Fund......................................... 1

Investment Strategies and Related Risks ...................................... 1

Investment Restrictions ...................................................... 3

Portfolio Turnover............................................................ 4

Management of the Fund........................................................ 4

         Trustees and Officers................................................ 4

         Investment Adviser................................................... 6

Other Services................................................................ 6

Purchases and Redemptions .................................................... 8

Valuation..................................................................... 8

Taxes......................................................................... 9

Brokerage ....................................................................11

Shares of Beneficial Interest.................................................11

Calculation of Performance ...................................................12

Financial Statements .........................................................13

                     KELMOORE STRATEGY COVERED OPTION FUND

Kelmoore Strategy Covered Option Fund (the "Fund") is a diversified series of Kelmoore Strategic Trust (the "Trust"), a Delaware business trust organized on December 1, 1998 as an open-end management investment company. The Fund has employed Kelmoore Investment Company, Inc. as its investment adviser (the "Adviser").

                     INVESTMENT STRATEGIES AND RELATED RISKS


The following describes certain attributes of particular types of securities in which the Fund invests and supplements and should be read in conjunction with sections of the Prospectus entitled "Summary", "Main Strategy", "Other Strategies" and "Main Risks."


Common Stock. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by not only general market risk but specific corporate risks as well.

Options on Securities. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of the Adviser to predict future price fluctuations.

The Fund may write (sell) call and put options on any security in which it may invest. These options will be listed on securities exchanges. Exchange-traded options in the United States are issued by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, gives its guarantee to every exchange-traded option transaction.


The Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.


All call and put options written by the Fund are covered (or secured). A written call option is typically covered by maintaining the securities subject to the option in a segregated account. A written call option may also be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

Put options written by the Fund will be secured by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.

Additional Risks Associated with Options Transactions. There is no assurance a liquid secondary market will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.

There can be no assurance that higher trading activity or order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders, or trading halts or suspensions, with respect to one or more options, or may otherwise interfere with the timely execution of customers' orders.


The writer of an option lacks the ability to control when an option will be exercised. Although the Fund will generally only write options whose expiration dates are between one and four months from the date the option is written, it is not possible for the Fund to time the receipt of exercise notices. This prevents the Fund from receiving income on a scheduled basis and may inhibit the Fund from fully utilizing other investment opportunities.


Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. The Fund's overall return will, in part, depend on the ability of the Adviser to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Adviser's strategy in terms of stock selection.

The size of the premiums the Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

Each securities exchange on which options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) which may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Fund and other clients advised by the Adviser may constitute such a group. These position limits may limit the number of options the Fund may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain flexibility to pursue longer term investments upon repurchase.


Repurchase agreements involve risks. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral is below the repurchase price. If the seller becomes bankrupt, the Fund may be delayed or incur additional costs in selling the collateral. To help minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including accrued interest.



Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities will generally include securities that cannot readily be sold within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities (e.g., when trading in the security is suspended or repurchase agreements not terminable within seven days).


Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities, including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances, and repurchase agreements.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions The following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the Fund's outstanding shares, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of such Fund's outstanding shares.

1. The Fund may not purchase securities that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. For purposes of this limitation, U.S. government securities are not considered part of any industry.

2. The Fund may not borrow money or issue senior securities, except to the extent provided by the 1940 Act.

3. The Fund may not make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

4. The Fund may not purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

5.       The Fund may not invest in commodities or commodity futures contracts.

6. The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 when selling portfolio securities.

7. The Fund, with respect to 75% of its total assets, will not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (2) securities of other investment companies.

Non-Fundamental Investment Restrictions The following restrictions are imposed by management of the Fund and may be modified by the Trustees without shareholder approval.


1. The Fund may not borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes only, including the meeting of redemption requests which might require the untimely disposition of securities, and may use collateral for such borrowing. Such temporary borrowing may not exceed 10% of the value of the total assets of the Fund at the time of borrowing. In the event asset coverage for such borrowings falls below 300%, the Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

2. The Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven days at a price approximately equal to the price at which the Fund is valuing the security. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit.

3. The Fund may not invest in a company for the purpose of exercising control or management of the company.

4. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with options will not constitute purchasing securities on margin.

5. The Fund may not invest its assets in securities of any other investment company, except as permitted by the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after such acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets of any one investment company, or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.


Shareholders should understand that all investments involve risks and there can be no guarantee against loss resulting from an investment in the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of the investment.

                               PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all options written by the Fund which expire in less than one year.

Under certain market conditions, the Fund's portfolio turnover rate may be higher than that of other mutual funds. This would be the case, for example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciates, causing the options to be exercised. The Fund may also engage in short-term trading (purchase and sale of security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. Although the Fund's annual turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 100% for the current fiscal year assuming normal market conditions. A 100% annual turnover rate would occur if all of the Fund's securities were replaced one time during a one-year period.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other transaction costs incurred. The Adviser takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The operations of the Fund are conducted under the direction of the Trustees. The Trustees establish the Fund's policies and oversee the management of the Fund. The Trustees meet regularly to review the activities of the officers, who are responsible for day-to-day operations of the Fund.

The Trustees and officers of the Fund and their principal occupations during the past five years are set forth below.


---------------------------------------- --------------------------- -------------------------------------------------
                                         POSITION WITH
NAME, ADDRESS AND AGE                    THE FUND                    PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
---------------------------------------- --------------------------- -------------------------------------------------
*Matthew Kelmon, Age 30                  President, Chief            Vice President of Trading for the Adviser from
2471 East Bayshore Road, Suite 501       Executive Officer and       1994 to present.  Formerly, an Account
Palo Alto, California  94303             Trustee                     Executive with M.L. Stern & Co., Inc., a bond
                                                                     dealer, from 1993 to 1994.
---------------------------------------- --------------------------- -------------------------------------------------
*Richard D. Stanley, Age 66              Chairman and Trustee        President of Naranja, Inc., an investment and
2471 East Bayshore Road, Suite 501                                   consulting corporation, from 1994 to present.
Palo Alto, California  94303
---------------------------------------- --------------------------- -------------------------------------------------
*William H. Barnes, Age 66                Trustee                     President, Barnes, Stork & Associates, a
932-A Santa Cruz Avenue                                              registered investment adviser, from 1975 to
Menlo Park, CA  94025                                                present.  President and Director, Trinity
                                                                     Guardian Foundation, a firm which manages
                                                                     assets in support of local charities, from 1996
                                                                     to present. Director, Church of the Pioneers
                                                                     Foundation, from 1985 to present.
---------------------------------------- --------------------------- --------------------------------------------------
*Wayne E. Edgerton, Age 56               Trustee                     Retired. Employed by Mid-Continent Bottlers,
13682 Lakeshore Drive                                                Inc., manufacturer and distributor of national
Clive, Iowa  50325                                                   brand soft drinks, from 1975 through 1997, most
                                                                     recently as Executive Vice President/Partner.
---------------------------------------- --------------------------- -------------------------------------------------
Kenneth D. Treece, Age 54                Trustee                     Chief Executive Officer of SBMC Corp. a
2960 Copper Rd                                                       precision sheet metal producer, from 1996 to
Santa Clara, CA 95051                                                present.  From 1988 to 1997, Chief Executive
                                                                     Officer of The Gluers, a trade bindery.
---------------------------------------- --------------------------- -------------------------------------------------
Ignatius J. Panzica, Age 55              Trustee                     Self-employed; formerly, President and Chief
16280 Oak Glen Ave                                                   Executive Officer of Custom Chrome, Inc., a
Morgan Hill, CA 95037                                                supplier of motorcar parts and accessories, from
                                                                     1969 to 1997.
---------------------------------------- --------------------------- -------------------------------------------------

---------------------------------------- --------------------------- --------------------------------------------------
Stephen W. Player, Age 57                Trustee                     Attorney, Law Offices of Stephen W. Player, from
2600 El Camino Real, Suite 410                                       1994 to present.
Palo Alto, CA 94306
---------------------------------------- --------------------------- --------------------------------------------------
Lisa Ann McCarthy, Age 39                Trustee                     President, Crossing Main, a retail women's
5 Main Street                                                        clothing company, from 1992 to present.
Hingham, MA 02043
---------------------------------------- --------------------------- --------------------------------------------------
Jeffrey Ira, Age 44                      Trustee                     Certified Public Accountant and Partner with C.G.
647 Veterans Boulevard                                               Uhlonberg & Company, from 1984 to present. City
Redwood City, CA 94063                                               Councilman, Redwood City, CA from 1997 to present.
---------------------------------------- --------------------------- --------------------------------------------------
Norman H. Moore, Jr., Age 43             Secretary and Treasurer     Vice President of Compliance for the Adviser from
2471 East Bayshore Road, Suite 501                                   1994 to present.
Palo Alto, California  94303
---------------------------------------- --------------------------- --------------------------------------------------



*An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Fund (as that term is defined in the 1940 Act). Messrs. Kelmon and Stanley are considered "interested persons" of the Fund due to their affiliation with the Adviser. Messrs. Stanley, Barnes and Edgerton are considered "interested persons" of the Fund because they own shares of the Adviser.


Members of the Audit Committee of the Trustees are Messrs. Ira, Panzica and Treece. The Audit Committee members make recommendations to the Trustees regarding the selection of auditors and confer with the auditors regarding the scope and results of the audit.


Members of the Nominating Committee of the Trustees are Messrs. Barnes and Player and Ms. McCarthy. The Nominating Committee of the Trustees is responsible for the selection and nomination of disinterested Trustees.



Members of the Valuation Committee of the Trustees are Messrs. Kelmon, Stanley and Treece. The Valuation Committee of the Trustees is responsible for fair value pricing of the Fund's portfolio securities.



Each Trustee of the Fund who is not an affiliated person of the Adviser, as defined in the 1940 Act, receives an annual retainer of $4,000 per year; payable in equal installments at the end of each quarter, and reimbursement for expenses. The following table sets forth the compensation expected to be paid by the Trust to the non-interested Trustees during the Fund's fiscal year ending March 31, 2000.



--------------------------------- ---------------------------------------- ---------------------------------------
                                          AGGREGATE COMPENSATION                  TOTAL COMPENSATION FROM
        NAME OF TRUSTEE                       FROM THE TRUST                     THE TRUST PAID TO TRUSTEE
--------------------------------- ---------------------------------------- ---------------------------------------
Matthew Kelmon                              $        0                                  $        0
Richard D. Stanley                                   0                                           0
William H. Barnes                                    0                                           0
Wayne E. Edgerton                                    0                                           0
Kenneth D. Treece                                4,000                                       4,000
Ignatius J. Panzica                              4,000                                       4,000
Stephen W. Player                                4,000                                       4,000
Lisa Ann McCarthy                                4,000                                       4,000
Jeffrey Ira                                      4,000                                       4,000
---------------

The Trustees and officers affiliated with the Adviser are not compensated by the Trust for their services. The Fund does not have any retirement plan for its Trustees.


Investment Adviser. The Fund has employed Kelmoore Investment Company, Inc. as its investment adviser. As of February 28, 1999, the Adviser managed approximately $100 million of assets, consisting primarily of discretionary brokerage accounts. Through his ownership and voting control of more than 25% of the outstanding shares of the Adviser, Ralph M. Kelmon, Jr. is considered to control the Adviser. Mr. Kelmon is the father of Matthew Kelmon, the President and primary portfolio manager for the Fund.


In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Adviser makes recommendations with respect to other aspects and affairs of the Fund. The Adviser also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.


For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the value of the Fund's average daily net assets. For the Fund's initial fiscal year ending March 31, 2000, the Adviser has voluntarily agreed to waive its fees and reimburse expenses so that the Fund's annual operating expenses will not exceed 3.00%. The Adviser may terminate this waiver at any time. Any waiver or reimbursement by the Adviser is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Adviser has agreed to reimburse all expenses incurred in connection with the organization of the Fund, subject to recoupment described above. At March 24, 1999, the Adviser has reimbursed $70,446 in Fund expenses that it can recoup until March 24, 2002.




As part of the Fund's organization, the Fund has issued to the Adviser 10,000 shares of beneficial interest at $10.00 per share in a private placement.




The Investment Advisory Agreement was approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, on March 22, 1999 and by the initial shareholder of the Fund on March 25, 1999. The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Adviser, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.


Expenses. The Fund pays all expenses not assumed by the Adviser, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the SEC and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of Fund shares.


Name. The word "Kelmoore" is used by the Trust with the Adviser's consent and the Trust has a non-exclusive license to use the name "Kelmoore Strategic Trust" and the word "Kelmoore" in the name of any Fund. If the Adviser ceases to be the investment adviser of the Fund, the Adviser may require the Trust and the Fund to delete the word "Kelmoore" from their names and cease to otherwise use the word "Kelmoore."


                                 OTHER SERVICES


The Distributor. Kelmoore Investment Company, Inc., 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 (the "Distributor") also acts as the primary and exclusive distributor of the Fund's shares, which are offered on a continuous basis. The Distributor serves as the principal distributor of the Fund's shares pursuant to a Distribution Agreement with the Fund. The Distribution Agreement is renewable annually provided its renewal is approved by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of parties to the Distribution Agreement and who have no direct or indirect financial interest in the Distribution Agreement or any related distribution plan. The Distribution Agreement may be terminated at any time, without the payment of a penalty, on sixty days' written notice by the Distributor, by the non-interested Trustees or by the vote of the holders of the lesser of: (a) 67% of the Trust's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Trust. The Distribution Agreement automatically terminates if it is assigned. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the Distribution Plan described below.



Shares of the Fund may also be sold by selected broker-dealers which have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This compensation is calculated as a percentage of Fund shares sold by the firm.



Distribution Plan. The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the Fund (the "Plan"). The Plan permits the Fund to pay the Distributor for its services related to sales and distribution of shares and provision of ongoing services to Fund shareholders.

Under the Plan, (a) the Fund shall reimburse the Distributor a monthly fee not to exceed 0.75% per annum of the average daily net assets of the Fund; and (b) in addition to the amounts described in (a) above, the Fund shall reimburse the Distributor for payments to dealers or others, a monthly fee not to exceed 0.25% per annum of the average daily net assets of the Fund, as a service fee.

The fees payable under section (a) of the Plan shall be used to reimburse the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholder reports to other than existing shareholders of the Fund.

The fees payable under section (b) of the Plan shall be used to reimburse the Distributor for any expenses for personal service and/or the maintenance of shareholder accounts, including, but not limited to: payments made to broker-dealers or other financial institutions and industry professionals for providing administrative support services to the holders of the Fund's shares.

All such expenses covered by the Plan shall be deemed incurred whether paid directly by the Distributor or by a third party to the extent reimbursed therefor by the Distributor.



The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.


The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time by vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding shares of the Fund. Pursuant to the Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons. Any change in the Plan that would materially increase the cost of the Plan to the Fund requires shareholder approval; otherwise, the Plan may be amended in a material way by Trustees and the non-interested Trustees at a meeting called for the purpose of voting on any amendment.


Although there is no obligation for the Fund to pay expenses incurred by the Distributor in excess of payments made to the Distributor under the Plan, if the Plan is terminated, the Trustees will consider how to treat such expenses. All distribution expenses in excess of the fee rates provided for in this Plan may be carried forward and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; and (ii) the non-interested Trustees determine at the time of initial submission that the distribution expenses are appropriate to be reimbursed. Distribution expenses will be paid on a first-in, first-out basis.


Because amounts paid pursuant to the Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. None of the non-interested Trustees has a financial interest in the operation of the Plan.


The Plan was adopted because of its anticipated benefit to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Fund, increased stability in the Fund's positions, and greater flexibility in achieving investment objectives.


Transfer Agent. First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, which has its principal business address at 4400 Computer Drive, Westborough, MA 01581, provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, Investor Services Group maintains records pertaining to the sale and redemption of Fund shares and will distribute the Fund's cash dividends to shareholders. In consideration for such services, the Fund has agreed to pay Investor Services Group a basic fee of $20.00 per account subject to a minimum of $24,000 per year. The fee will be paid monthly.

Administrative Services. Investor Services Group also serves as the administrator for the Fund. The services include the day-to-day administration of matters necessary to the Fund's operations, maintenance of its records and books, preparation of reports, and compliance monitoring of its activities. For providing administrative services to the Fund, Investor Services Group receives from the Fund a basic fee, computed daily and paid monthly, at the annual rate of 0.15% of the first $50 million of average daily net assets of the Fund, 0.10% of the next $50 million of average daily net assets, and 0.05% of average daily net assets over $100 million (with a minimum annual fee of $55,000).


Accounting Services. Investor Services Group also serves as the accounting agent for the Fund and maintains the accounting books and records of the Fund, calculates the Fund's net asset value in accordance with the provisions of the Fund's current Prospectus and prepares for Fund approval and use various government reports, tax returns, and proxy materials. For providing accounting services to the Fund, Investor Services Group receives from the Fund an annual fee, computed daily and paid monthly, based on a minimum of $30,000 for the first $20 million of average daily net assets, 0.03% of the next $30 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% of average daily net assets over $100 million.



Custodian and Custody Administrator. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Fund's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and make disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Trustees concerning the Fund's operations. Investor Services Group will act as custody administrator and has agreed to pay the fees and expenses of the custodian. For those services, Investor Services Group receives from the Fund a basic fee of 0.02% of the first $50 million of average net assets, 0.015% of the next $150 million of average net assets, and 0.0125% of average net assets over $200 million. The minimum monthly fee charged is $500. Certain transaction fees and out-of-pocket expenses may also be charged.


Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, has been designated as independent accountants for the Fund. PricewaterhouseCoopers LLP performs annual audits of the Fund and is periodically called upon to provide accounting and tax advice.

Legal Counsel. Howard Rice Nemerovski Canady Falk & Rabkin, A Professional Corporation, Three Embarcadero Center, Seventh Floor, San Francisco, CA 94111-4065 serves as legal counsel for the Trust and the Adviser and Distributor.

                            PURCHASES AND REDEMPTIONS

Redemptions in Kind. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In the case of requests for redemptions in excess of such amount, the Trustees reserve the right to make payments in whole or in part in securities or other assets in case of an emergency, or any time a cash distribution would impair the liquidity of the Fund to the detriment of existing shareholders. If the recipient sold such securities, a brokerage charge might be incurred.

Telephone Instructions. Neither the Fund nor Investor Services Group will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, Investor Services Group will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. All telephone conversations with Investor Services Group will be recorded.


Systematic Withdrawal Plan. Shareholders who own $5,000 or more of Fund shares, valued at the Fund's current net asset value, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application provided for this purpose. Participants in this plan will receive monthly, quarterly, semi-annual or annual checks in the amount designated. The minimum withdrawal amount is $100. This amount may be changed at any time. Dividends and capital gains distributions on the Fund's shares in the Systematic Withdrawal Plan are automatically reinvested in additional shares at net asset value. Payments are made from proceeds derived from the redemption of Fund shares owned by the participant. The redemption of shares will result in a gain or loss that is reportable by the participant on its income tax return, if the participant is a taxable entity.


Redemptions required for payments may reduce or use up the participant's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Systematic Withdrawal Plan payments cannot be considered as yield or income on the investment.

Investor Services Group, as agent for the participant, may charge for services rendered to participants. No such charge is currently assessed, but such a charge may be instituted by Investor Services Group upon written notice to participants. The plan may be terminated at any time without penalty upon written notice by the participants, the Fund, or Investor Services Group.

                                    VALUATION


The Fund's securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options will be valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Trustees.


When the Fund writes a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph.

                                      TAXES

Below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Fund intends to distribute substantially all of such income.

Amounts not distributed in accordance with certain requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options. When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                                    BROKERAGE


The Fund intends to place substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Adviser (or any affiliate) are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Fund will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission.


The Adviser may utilize non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Fund and, like the Adviser, such firms may receive commissions for executing the Fund's securities transactions. In effecting the purchase or sale of portfolio securities from non-affiliated brokers, dealers or members of an exchange, the Adviser will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser may use brokerage and research services provided to it by brokers and dealers in servicing all its clients.

The Adviser currently manages separate accounts that employ investment strategies similar to those used by the Fund. At times, investment decisions may be made to purchase or sell the same security for the Fund and one or more of the other clients advised by the Adviser. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions will be allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price for such transaction. There may be circumstances in which such simultaneous transactions would be disadvantageous to the Fund with respect to price and availability of securities. In other cases, however, it is believed that transactions would be advantageous to the Fund.

                          SHARES OF BENEFICIAL INTEREST

There are no conversion or preemptive rights in connection with any shares of the Fund, nor are there cumulative voting rights. The Fund's shares have equal voting rights. As a shareholder, you receive one vote for each share of the Fund you own and each fractional share you own shall be entitled to a proportionate fractional vote. Each issued and outstanding share of the Fund is entitled to participate equally in dividends and distributions declared and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. Under Delaware law, shareholders will be liable for the obligations of the Fund only to the extent of their investment in the Fund.


All issued and outstanding shares of the Fund will be fully paid and non-assessable and will be redeemable at net asset value per share, subject to any applicable redemption fee. The interests of shareholders in the Fund will not be evidenced by a certificate or certificates representing shares of the Fund.


The authorized capitalization of the Fund consists of an unlimited number of shares having a par value of $0.001 per share. The Trustees have authorized one series with one class of shares issued currently. The Trustees have authority, without necessity of a shareholder vote, to create any number of new series or classes of shares.


Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Trustee. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Fund's outstanding shares. In addition, the Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders. Special shareholder meetings may also be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract.



As of April 1, 1999, the date on which the Fund commenced operations, the Adviser owned all the shares of the Fund, representing $100,000 in seed capital contributed by the Adviser to the Fund. As a result of its share ownership, the Adviser, and its principal shareholder, Ralph M. Kelmon, Jr., will initially be deemed to control the Fund, including the outcome of any shareholder vote. The percentage ownership of the Adviser will be reduced as shares of the Fund are sold to the public.


                           CALCULATION OF PERFORMANCE

Total Percentage Increase. Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in the Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the payment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return. The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    1/n
                               (ERV)
Average Annual Total Return = ----------    -1
                                  P

Where:   ERV      = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P        = hypothetical initial payment of $1,000.

         n        = period covered by the computation, expressed in terms of years.

The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:
                       (ERV-P)
Average Total Return = -------
                         P

Where:   ERV      = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P        = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the payment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not indicative of future results and do not take into account Federal, state and local taxes, if any, that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Comparing Performance. Performance information for the Fund may be compared, in reports and promotional literature, to indices including, but not limited to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (ii) Lehman Brothers Corporate Bond Index; (iii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual Fund on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

                              FINANCIAL STATEMENTS

Reports to Shareholders Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

KELMOORE STRATEGIC TRUST
KELMOORE STRATEGY COVERED OPTION FUND
STATEMENT OF ASSETS AND LIABILITIES
                     24-MAR-99


ASSETS
              Cash                                                      $100,000
              Receivable from Adviser                                     70,446
              Deferred Offering Costs (see note 2)                        92,090
                                                                        --------

              Total Assets                                               262,536
                                                                        --------

LIABILITIES
              Payable to Adviser                                         162,536
                                                                        --------

              Total Liabilities                                          162,536
                                                                        --------

NET ASSETS                                                              $100,000
                                                                        ========

              Net assets consist of :
              Paid in capital                                           $100,000
                                                                        ========

              Shares of Beneficial Interest ( $.001 Par Value)            10,000

              Net Asset Value, offering and redemption
              price per share ($100,000/ 10,000 Shares Outstanding)     $  10.00


    The accompanying notes are an integral part of these financial statements

KELMOORE STRATEGIC TRUST
KELMOORE STRATEGY COVERED OPTION FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 24, 1999

INCOME
              Investment Income                                     $       --
                                                                    ----------


EXPENSES
              Organizational Costs
                               Audit                                     2,500
                               Legal                                    25,000
                               Administrative Fee (see note 3e)         42,250
                               Other                                       696
                                                                    ----------

              Total Expenses                                            70,446
\             Reimbursement from Adviser (see note 3a)                 (70,446)
                                                                    ----------

              Net Expenses after reimbursement                              --
                                                                    ----------

              Net Income and net increase in assets resulting
                 from operations.                                   $       --
                                                                    ==========


    The accompanying notes are an integral part of these financial statements

                            KELMOORE STRATEGIC TRUST
                      KELMOORE STRATEGY COVERED OPTION FUND
  NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES AND STATEMENT OF OPERATIONS
                                 MARCH 24, 1999


NOTE 1: ORGANIZATION

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. It currently consists of one investment fund, Kelmoore Strategy Covered Option Fund (the "Fund"). The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Fund's investment adviser is Kelmoore Investment Company, Inc. (the "Adviser"). The Fund currently offers one class of shares.

The objective of the Fund is to maximize realized gains from writing covered options on common stocks. The Funds seeks to achieve this goal by taking long positions in a limited universe of equity securities principally traded in the markets of the United States with large market capitalization, and simultaneously writing covered call options on these securities to maximize the premiums received.


NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets and liabilities when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from the amounts recorded.

FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and gains to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes. Therefore, no provision for federal income tax provision has been made.

DEFERRED OFFERING COSTS: The Fund has deferred initial offering costs of $92,090. These costs will be amortized by the Fund over the period of benefit, not to exceed 12 months from the date the Fund commences operations.

DISTRIBUTIONS: Dividends from net investment income and net realized short term capital gains are declared and paid quarterly. Distributions from net realized long term capital gains are paid at least annually. Additional distributions of net investment income and net realized capital gains may be made in order to avoid the application of an excise tax on certain undistributed amounts. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3: INVESTMENT ADVISORY AND OTHER AGREEMENTS


a. The Fund has entered into an Investment Advisory Agreement with the Adviser. Under the Agreement, the Adviser is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio and for the management of the Fund's business affairs. The Fund pays the Adviser a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Adviser has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Fund so that the total operating expenses for the first year of operations will not exceed 3.00%. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total operating expenses to exceed any current expense limitation At March 24, 1999, the Adviser has reimbursed $70,446 in Fund expenses that it can recoup until March 24, 2002.

As part of the Fund's organization, the Fund has issued to the Adviser 10,000 shares of beneficial interest at $10.00 per share in a private placement.

b. The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The plan permits the Fund to reimburse the Adviser, as principal distributor, a monthly distribution fee not to exceed 0.75% per annum of the average daily net assets of the Fund. In addition, the plan permits the Fund to reimburse the Adviser for payments to dealers or others, a monthly service fee not to exceed 0.25% per annum of the average daily net assets of the Fund.

c. The Fund has entered into a Distribution Agreement with Kelmoore Investment Company, Inc. (the "Distributor") to serve as the principal distributor of the Fund's shares. The Distributor does not receive any fee or other compensation under the Distribution Agreement other than fees it receives in accordance with the distribution plan described above.

d. The Fund has entered into a Services Agreement with First Data Investor Services Group, Inc. ("Investor Services Group"). Under the Services Agreement, Investor Services Group provides certain transfer agency, administrative, accounting and custody administration services.

e. Certain officers and Trustees of the Trust are affiliated with the Adviser. Such persons are not paid directly by the Trust for serving in those capacities.

f. The Fund intends to place substantially all of its securities transactions, including transactions involving stocks and options, through the Adviser in accordance with rules set forth under the 1940 Act. There were no such transactions for the period ended March 24, 1999.

                        Report of Independent Accountants


To the Shareholder and Board of Trustees of Kelmoore Strategy Covered Option Fund

In our opinion, the accompanying statement of assets and liabilities and statement of operations present fairly, in all material respects, the financial position of Kelmoore Strategy Covered Option Fund (the "Fund") at March 24, 1999 and the results of its operations for the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, Ca
March 24, 1999

                            KELMOORE STRATEGIC TRUST
                           PART C - OTHER INFORMATION


Item 23.       EXHIBITS:

        (a)(1) Certificate of Trust -- Incorporated by reference to the Initial Registration Statement as filed with the SEC on December 21, 1998.

        (a)(2) Agreement and Declaration of Trust -- Incorporated by reference to the Initial Registration Statement as filed with the SEC on December 21, 1998.

        (a)(3) Agreement and Declaration of Trust as amended March 22, 1999 is filed herewith.

        (b) By-Laws -- Incorporated by reference to the Initial Registration Statement as filed with the SEC on December 21, 1998.

        (b)(1) By-laws as amended March 22, 1999 are filed herewith.

        (c) Instruments Defining Rights of Security Holders -- not applicable.

        (d)    Investment Advisory Agreement -- filed herewith.

        (e)    Distribution Agreement -- filed herewith.

        (f)    Bonus or Profit Sharing Contracts -- none.

        (g)(1) Custodian Agreement -- filed herewith.

        (g)(2) Special Custody Account Agreement -- Form of Special Custody Agreement Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on February 25, 1999.

        (h) Other Material Contracts (i) Services Agreement -- Form of Service Agreement Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on February 25, 1999.

        (i)    Legal Opinion -- filed herewith.

        (j)    Consent of Independent Accountants -- filed herewith.

        (k)    Omitted Financial Statements -- none.

        (l)    Initial Capital Agreements -- filed herewith.

        (m)    Rule 12b-1 Plan -- filed herewith.

        (n)    Financial Data Schedule -- to be filed by Amendment.

        (o)    Rule 18f-3 Plan -- none.

        (p)    Powers of Attorney -- filed herewith.


Item 24.       Persons Controlled by or under Common Control with Registrant.

               The Registrant may be deemed to be under common control with the Adviser. The Adviser owned 100% of the shares of the Fund at March 24, 1999. The Adviser also acts as the general partner to K2, a California limited partnership. As a result, the Registrant may be deemed to be under common control with K2.


Item 25.       Indemnification.

               The Agreement and Declaration of Trust (Article IV, Section 3) of the Trust provides that, in the event a Trustee, officer, employee or agent of the Trust is sued for his or her activities concerning the Trust, the Trust will indemnify that person to the fullest extent permitted by law except if that person has been found by a court or body before which the proceeding was brought to have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

               The Registrant intends to purchase Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26. Business and Other Connections of the Investment Adviser. Kelmoore Investment Company, Inc. (the "Adviser"), is primarily engaged in the brokerage and investment advisory business. The Fund is the only registered investment company to which the Adviser serves as investment adviser. Information as to the officers and directors of the Adviser is included in its Form ADV filed February 12, 1999 with the Securities and Exchange Commission (Registration Number 801-53123) and is incorporated herein by reference.

Item 27.       Principal Underwriters.

               (a) The Adviser also serves as distributor of the shares of the Fund. The Adviser currently acts as principal underwriter for Kelmoore Covered Writing Fund, K2 LP, a California Limited Partnership.

               (b) The following table sets forth information concerning each director and officer of the Adviser.

               Name and Principal         Positions and Offices         Positions and Offices
               Business Address           with Underwriter              with Registrant
               ---------------------      ------------------------      ---------------------

               Ralph M. Kelmon, Jr.*      Chairman of the Board,        None
                                          Chief Executive Officer,
                                          and Treasurer

               Michael Romanchak*         Director and President        None

               David R. Moore*            Director                      None

               A. Duncan King*            Director                      None

               Norman H. Moore, Jr.*      Vice President-               None
                                          Admin: Corporate
                                          Secretary and Chief
                                          Compliance Officer

               Norman H. Moore*           Director/Stockholder          None

               Cece G. Montgomery*        Chief Financial Officer       None

               Matthew Kelmon*            Vice President of Trading     President

               Thomas W. Killilea*        Director                      None

               Richard J. Deagazio*       Director                      None

               Edward J. Devereaux*       Director and Chief            None
                                          Operating Officer

               Richard D. Stanley*        President                     Chairman and Trustee

               * All addresses are 2471 East Bayshore Road, Suite 501, Palo Alto, CA 94303 unless otherwise indicated.

               (c) Not applicable.

Item 28.       Location of Accounts and Records.
               The accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Adviser, 2471 East Bayshore Road, Suite 501, Palo Alto, California 94303; by the Trust's Administrator, Transfer Agent, and Fund Accounting Agent, First Data Investor Services Group, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903; and by the Trust's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286.

Item 29.       Management Services. Not Applicable.

Item 30.       Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto and the State of California on this 6th day of April, 1999.

                                   KELMOORE STRATEGIC TRUST
                                   (Registrant)



                                   By:  Matthew Kelmon, President*


Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          SIGNATURE                TITLE                         DATE

     Matthew Kelmon*          President, Principal          April 6, 1999
                                Executive Officer
                                and Trustee

     Matthew Kelmon*          Principal Financial and       April 6, 1999
                                Accounting Officer

     William H. Barnes*       Trustee                       April 6, 1999



     Wayne E. Edgerton*       Trustee                       April 6, 1999



     Richard D. Stanley*      Trustee                       April 6, 1999



     Kenneth D. Treece*       Trustee                       April 6, 1999



     Ignatius J. Ponzira*     Trustee                       April 6, 1999



     Stephen W. Player*       Trustee                       April 6, 1999



     Lisa Ann McCarthy*       Trustee                       April 6, 1999



     Jeffrey Ira*             Trustee                       April 6, 1999

By:  *Sandra L. Adams,
      as Attorney-in-Fact
      pursuant to
      Powers of Attorney

                            KELMOORE STRATEGIC TRUST

                           EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT


ITEM NO.                      DESCRIPTION
--------                      -----------

99(a)(3) Agreement and Declaration of Trust dated November 30, 1998, as amended March 22, 1999


99(b)(1)                         By-Laws dated November 30, 1998, as amended
                              March 22, 1999

99(d)                         Investment Advisory Agreement

99(e)                         Distribution Agreement

99(g)(1)                      Custodian Agreement

99(i)                         Legal Opinion

99(j)                         Consent of Independent Accountants

99(l)                         Initial Capital Agreement

99(m)                         Rule 12b-1 Plan

99(p)                         Powers-of-Attorney